Expenses by Nature	12 Months Ended
Sep. 30, 2023
Expenses by Nature
Expenses by Nature

4.    Expenses by Nature

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2023	2022	2021
	$'000	$'000	$'000
Employee benefit expense and other staff costs	24,187	21,148	10,936
Capitalised within intangible assets	(1,956)	(4,920)	(3,478)
Legal and professional	12,415	6,355	4,733
Foreign exchange	(8,764)	13,535	623
Property costs	2,289	754	187
Share based compensation	14,118	21,742	165
Depreciation	901	369	53
Depreciation of right of use asset	1,642	923	—
Amortisation of intangible assets	91	—	—
Other expenses	10,278	11,071	1,340
Total administrative expenses	55,201	70,977	14,559